IMPAIRMENT (Details) - Schedule of Impairment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ 604	£ 485
Other changes in credit quality	798	543
Additions (repayments)	(116)	(90)
Methodology, model and assumption changes	14	(20)
Other items	(4)	19
Other items impacting the impairment charge	692	452
Total impairment	1,296	937	[1]	£ 688
In respect of:
Financial assets at amortised cost	1,307	1,023
Other assets	5	1
Impairment charge on drawn balances	1,312	1,024
Loan commitments and financial guarantees	(15)	(73)
Financial assets at fair value through other comprehensive income	(1)	(14)
Loans and advances to customers [Member]
In respect of:
Loans and advances	1,307	1,022
Loans and Advances to Banks [Member]
In respect of:
Loans and advances		1
Stage 1 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(17)	(12)
Other changes in credit quality	4	(20)
Additions (repayments)	94	18
Methodology, model and assumption changes	33	(71)
Other items	(4)	(13)
Other items impacting the impairment charge	127	(86)
Total impairment	110	(98)
In respect of:
Financial assets at amortised cost	139	(65)
Impairment charge on drawn balances	139	(65)
Loan commitments and financial guarantees	(28)	(19)
Financial assets at fair value through other comprehensive income	(1)	(14)
Stage 1 [member] | Loans and advances to customers [Member]
In respect of:
Loans and advances	139	(66)
Stage 1 [member] | Loans and Advances to Banks [Member]
In respect of:
Loans and advances		1
Stage 2 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	89	51
Other changes in credit quality	1	(47)
Additions (repayments)	(39)	(82)
Methodology, model and assumption changes	(27)	(21)
Other items impacting the impairment charge	(65)	(150)
Total impairment	24	(99)
In respect of:
Financial assets at amortised cost	10	(51)
Impairment charge on drawn balances	10	(51)
Loan commitments and financial guarantees	14	(48)
Stage 2 [member] | Loans and advances to customers [Member]
In respect of:
Loans and advances	10	(51)
Stage 3 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	532	446
Other changes in credit quality	899	541
Additions (repayments)	(84)	43
Methodology, model and assumption changes	8	72
Other items		32
Other items impacting the impairment charge	823	688
Total impairment	1,355	1,134
In respect of:
Financial assets at amortised cost	1,351	1,139
Other assets	5	1
Impairment charge on drawn balances	1,356	1,140
Loan commitments and financial guarantees	(1)	(6)
Stage 3 [member] | Loans and advances to customers [Member]
In respect of:
Loans and advances	1,351	1,139
Purchased or originated credit-impaired [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Other changes in credit quality	(106)	69
Additions (repayments)	(87)	£ (69)
Other items impacting the impairment charge	(193)
Total impairment	(193)
In respect of:
Financial assets at amortised cost	(193)
Impairment charge on drawn balances	(193)
Purchased or originated credit-impaired [member] | Loans and advances to customers [Member]
In respect of:
Loans and advances	£ (193)

[1]	Restated, see note 1.